The Hillman Fund
THE HILLMAN FUND
Investment Objective.
The Hillman Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Hillman Fund No Load Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Hillman Fund No Load Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	1.63%
Fee Waiver and/or Expense Limitation	0.10%	[2]
Net Annual Fund Operating Expenses	1.53%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment advisor, Hillman Capital Management, Inc., (the "Advisor") has entered into an Expense Limitation Agreement with the Fund (the "Expense Limitation Agreement") under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.499% of the average daily net assets of the Fund. The Expense Limitation Agreement runs through January 31, 2019, and may be terminated by the Board of Trustees of the Fund (the "Board" or the "Trustees") at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The Example included the Fund's contractual expense limitation through January 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
The Hillman Fund | No Load Shares | USD ($)	156	504	877	1,924

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 89.92% of the average value of its portfolio. The increase in the portfolio turnover rate from the prior year was primarily due to an increase in trading volume in the portfolio.

Principal Investment Strategies.
In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies which the Advisor believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.
In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:
•	dominance in a particular industry or niche market;
•	management style and adaptability;
•	strength of pricing and purchasing power;
•	barriers to industry competition;
•	strength of brand or franchise with commensurate brand loyalty; and
•	quality of products and services.
If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.  The quantitative measures of a company include:
•	price-to-book ratio;
•	present value of discounted projected cash flows;
•	balance sheet strength;
•	price-to-sales ratio; and
•	price-to-earnings ratio.

The Advisor allocates a target percentage of total portfolio value to each security it purchases.  From time to time, the Fund may also focus the Fund's assets in securities of one or more particular sectors of the economy and may at times invest more than 25% of the Fund's net assets in a particular sector, such as the financial, healthcare, retail, and technology sectors.  The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

The Advisor may also sell (or "write") call and put options for the Fund.  Besides selling options in order to receive premiums, the Advisor will seek to sell options that obligate the Fund to purchase or sell the underlying stock at a price believed to be attractive based on the qualitative and quantitative factors described above.

Principal Risks of Investing in the Fund.
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following additional risks:

●     Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

●     Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

●     Management Style Risk.   Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

●     Market Risk.  Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

●     Risks from Writing Options.   Writing option contracts can result in losses that exceed the Fund's initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that an increase in the market value of the underlying security may result in the Fund selling the security at a lower price than its current market value.  Writing call options also limits the opportunity to profit from an increase in the market value of the underlying security.  The risk involved in writing a put option is that a decrease in the market value of the underlying security may result in the Fund purchasing the security at a higher price than its current market value.

●     Sector Focus Risk.  The Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Fund's share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

●     Small-Cap and Mid-Cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Performance Information.
The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Calendar Year Returns

Quarterly Returns During This Time Period
Highest return for a quarter	22.62%	Quarter ended June 30, 2009
Lowest return for a quarter	-25.33%	Quarter ended December 31, 2008

Average Annual Total Returns Period Ended December 31, 2017
Average Annual Total Returns - The Hillman Fund	Label	Past 1 Year	Past 5 Years	Past 10 Years
No Load Shares	Before taxes	16.37%	14.84%	6.15%
No Load Shares | After Taxes on Distributions	After taxes on distributions	16.11%	14.60%	5.88%
No Load Shares | After Taxes on Distributions and Sales	After taxes on distributions and sale of shares	9.26%	12.44%	5.03%
S&P 500 Total Return Index	S&P 500 Total Return Index (reflects no deductions for fees and expenses)	21.83%	15.79%	8.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.